Disclosure of detailed information about Loss per Share (Details) - shares	12 Months Ended
	Aug. 31, 2019	Aug. 31, 2018
Disclosure Of Share Capital Information [Abstract]
Weighted average number of shares used in basic earnings per share	140,923,324	120,564,334
Options	5,194,827	3,979,470
Warrants	4,738,388	2,308,727
Restricted shares units	684,534	8,022
Weighted average number of shares used in diluted earnings per share	151,541,073	126,860,553